Consolidated Statements of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net earnings		$ 8,233	$ 10,937	$ 7,664
Non-cash items
Depletion, depreciation and amortization		6,413	7,353	5,724
Share-based compensation		491	804	514
Asset retirement obligation accretion		366	281	185
Unrealized risk management loss (gain)		12	(28)	19
Unrealized foreign exchange (gain) loss		(260)	852	(205)
Gain on acquisitions		0	0	(478)
Gain from investments		(34)	(182)	(132)
Deferred income tax expense (recovery)		53	(139)	399
Realized foreign exchange (gain) loss	[1]	0	(62)	118
Proceeds on settlement of cross currency swap		0	89	0
Abandonment expenditures		(509)	(449)	(307)
Other		5	(144)	13
Net change in non-cash working capital		(2,417)	79	964
Cash flows from operating activities		12,353	19,391	14,478
Financing activities
Repayment of bank credit facilities and commercial paper, net		0	(1,156)	(6,151)
Repayment of medium-term notes		(416)	(1,498)	0
Repayment of US dollar debt securities		0	(1,356)	(628)
Settlement of long-term debt acquired		0	0	(183)
Proceeds on settlement of cross currency swaps		0	69	0
Payment of lease liabilities		(285)	(232)	(209)
Issue of common shares on exercise of stock options		372	442	707
Dividends on common shares		(3,891)	(4,926)	(2,170)
Purchase of common shares under Normal Course Issuer Bid		(3,318)	(5,571)	(1,581)
Cash flows used in financing activities		(7,538)	(14,228)	(10,215)
Investing activities
Net expenditures on exploration and evaluation assets		(44)	(33)	(1)
Net expenditures on property, plant and equipment		(4,865)	(5,103)	(4,492)
Proceeds from investment		0	0	128
Repayment of North West Redwater Partnership subordinated debt advances		0	0	555
Net change in non-cash working capital		51	149	107
Cash flows used in investing activities		(4,858)	(4,987)	(3,703)
(Decrease) increase in cash and cash equivalents		(43)	176	560
Cash and cash equivalents – beginning of year		920	744	184
Cash and cash equivalents – end of year		877	920	744
Interest paid on long-term debt, net		602	613	672
Income taxes paid (received)		$ 3,317	$ 3,057	$ (62)

[1]	Consists of the realized foreign exchange gain on settlement of cross currency swaps in 2022, and the realized foreign exchange loss on repayment of US dollar debt securities in 2022 and 2021.